SUPPLEMENT

Dated February 15, 2011

to the

Summary Prospectus of the

Timothy Plan Money Market Fund

DATED January 31, 2011

The Summary Prospectus of the Timothy Plan Money Market Fund, dated January 31, 2011 is amended as follows:

On the cover page of the Summary Prospectus the Ticker Symbol is changed to: No Load: TMAXX

All portions of the Timothy Plan Money Market Fund Summary Prospectus not specifically amended by this supplement shall remain in full force and effect.

SUPPLEMENT

Dated February 15, 2011

to the

Statutory Prospectus of the

Timothy Plan Family of Funds

DATED January 31, 2011

The Statutory Prospectus of the Timothy Plan Family of Funds dated January 31, 2011 is amended as follows:

On the cover page of the Statutory Prospectus the Money Market Ticker Symbol is changed to:

No Load: TMAXX

All portions of the Timothy Plan Statutory Prospectus not specifically amended by this supplement shall remain in full force and effect.